Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net
Schedule of accounts receivable, net

	December 31, 2021	December 31, 2022
	RMB	RMB
Accounts receivable, gross:	6,458	3,233
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	6,458	3,233